Note 33 - Employee Benefits - Regional Asset Break Down (Detail) - Regional Asset Break Down [Domain Member] - EUR (€) € in Millions	Dec. 31, 2020		Dec. 31, 2019
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 918		€ 753
Equity instruments	1,691		1,687
Government bonds (investment-grade and above)	4,466		4,775
Government bonds (non-investment-grade)	120		149
Non-government bonds (investment-grade and above)	8,823		9,409
Non-government bonds (non-investment-grade)	407		417
Structured products, Regional Asset Break Down	196		226
Subtotal	€ 16,621		€ 17,416
Share (in %)	100.00%		100.00%
Regional Asset Break Down, Other	€ 3,836	[1]	€ 2,239
Fair value of plan assets	20,457		19,655
Germany [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	(7)		5
Equity instruments	209		186
Government bonds (investment-grade and above)	1,018		868
Government bonds (non-investment-grade)	2		0
Non-government bonds (investment-grade and above)	639		738
Non-government bonds (non-investment-grade)	1		4
Structured products, Regional Asset Break Down	1		1
Subtotal	€ 1,863		€ 1,802
Share (in %)	11.2087%		10.3468%
UK [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 396		€ 224
Equity instruments	70		101
Government bonds (investment-grade and above)	979		1,477
Government bonds (non-investment-grade)	0		6
Non-government bonds (investment-grade and above)	1,601		2,110
Non-government bonds (non-investment-grade)	52		45
Structured products, Regional Asset Break Down	99		98
Subtotal	€ 3,197		€ 4,061
Share (in %)	19.2347%		23.3176%
US [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 170		€ 122
Equity instruments	703		703
Government bonds (investment-grade and above)	470		550
Government bonds (non-investment-grade)	0		1
Non-government bonds (investment-grade and above)	2,685		2,662
Non-government bonds (non-investment-grade)	46		24
Structured products, Regional Asset Break Down	82		104
Subtotal	€ 4,156		€ 4,166
Share (in %)	25.0045%		23.9205%
Other Eurozone [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 308		€ 342
Equity instruments	270		285
Government bonds (investment-grade and above)	1,150		1,003
Government bonds (non-investment-grade)	7		7
Non-government bonds (investment-grade and above)	3,265	[2]	3,201	[3]
Non-government bonds (non-investment-grade)	292		297
Structured products, Regional Asset Break Down	12		14
Subtotal	€ 5,304		€ 5,149
Share (in %)	31.9114%		29.5648%
Other developed countries [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 20		€ 27
Equity instruments	336		291
Government bonds (investment-grade and above)	292		329
Government bonds (non-investment-grade)	11		13
Non-government bonds (investment-grade and above)	554		612
Non-government bonds (non-investment-grade)	8		41
Structured products, Regional Asset Break Down	0		6
Subtotal	€ 1,221		€ 1,319
Share (in %)	7.3461%		7.5735%
Emerging markets [Member]
Regional Asset Break Down [line items]
Cash and cash equivalents	€ 31		€ 33
Equity instruments	103		121
Government bonds (investment-grade and above)	557		548
Government bonds (non-investment-grade)	100		122
Non-government bonds (investment-grade and above)	79		86
Non-government bonds (non-investment-grade)	8		6
Structured products, Regional Asset Break Down	2		3
Subtotal	€ 880		€ 919
Share (in %)	5.2945%		5.2768%

[1]	The movement from 2019 to 2020 is the result of the de-risking activity for the UK pension plans to reduce impact from the defined benefit plan exposure for the Group.
[2]	Majority of this amount relates to bonds of French, Dutch and Italian corporates.
[3]	Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.